Summary Of Significant Accounting Policies (Tables)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Schedule of basic and diluted net income (loss) per ordinary share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period from August 21, 2020 (Inception) Through December 31, 2020
Ordinary shares subject to possible redemption
Numerator: Earnings allocable to ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$5,243
Unrealized gain (loss) on marketable securities held in Trust Account	(7,466)
Net income attributable to Class A ordinary shares subject to possible redemption	$(2,223)
Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	8,181,335
Basic and diluted net loss per share, Class A ordinary shares subject to possible redemption	$0.00
Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(2,122,328)
Add: Net loss allocable to Class A ordinary shares subject to possible redemption	2,223
Non-Redeemable Net Loss	$(2,120,105)
Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	2,461,095
Basic and diluted net loss per share, Non-redeemable ordinary shares	$(0.86)

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021

Class A ordinary Shares subject to possible redemption
Numerator: Earnings allocable to Class A ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$7,239	$26,845
Unrealized loss on marketable securities held in Trust Account
Less: interest available to be withdrawn for working capital	(5,343)	—

Net income attributable	$1,896	$26,845

Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	8,162,790	8,174,309

Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$—	$—

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net loss	$(3,584,072)	$(3,817,036)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(1,896)	(26,845)

Non-Redeemable Net Loss	$(3,585,968)	$(3,843,881)

Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	3,771,210	3,759,691

Basic and diluted net loss per share, Non-redeemable ordinary shares	$(0.95)	$(1.02)

Surrozen Inc [Member]
Summary of Property and Equipment Useful Lives
Property and equipment, including leasehold improvements, are recorded at cost net of accumulated depreciation. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Leasehold improvements	Shorter of useful life of asset or lease term
Computer equipment	3 years
Furniture, fixtures and equipment	3-8 years
Lab equipment	3 years

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	June 30,
	2021	2020
Redeemable convertible preferred stock	95,289,932	95,289,932
Options outstanding	8,429,189	4,704,000
Unvested RSAs	1,114,586	347,397
Unvested common stock subject to repurchase	615,938	741,032

Total	105,449,645	101,082,361

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	December 31,
	2020	2019
Redeemable convertible preferred stock	95,289,932	66,718,509
Options outstanding	6,093,611	4,091,333
Unvested RSAs	263,022	460,939
Unvested common stock subject to repurchase	590,921	839,092

Total	102,237,486	72,109,873